Putnam
U.S. Government
Income Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-00

[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal year 2000. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam U.S. Government Income Trust that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/ GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 17, 2000


Report from the Fund Managers

Michael Martino
Kevin M. Cronin

During the first half of its fiscal year, Putnam U.S. Government Income Trust outperformed its peer group average, benefiting from an overweight position in mortgage-backed securities in the final quarter of 1999 and declining interest rates in the first quarter of 2000. The bond market was characterized by a marked split in the two quarters of the semiannual period as interest rates climbed steadily from October 1999 through the new year only to turn downward after mid January 2000.

Total return for 6 months ended 3/31/00

      Class A           Class B           Class C           Class M
    NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
------------------------------------------------------------------------
   1.69%   -3.16%    1.31%   -3.61%    1.33%    0.34%    1.49%   -1.80%
------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.

* STRONG ECONOMY, RISING RATES CHARACTERIZED FOURTH QUARTER OF 1999

The U.S. economy continued its expansion to a record 10th consecutive year, growing at a torrid 7.3% annualized rate in the fourth quarter of 1999. First-quarter 2000 growth is expected to be in the 4.5% to 5% range, which is strong compared with the historical average of 2% to 3%. The economy's strength has fueled the stock market, drawing investment assets away from bonds. Concurrently the growth has spooked many bond investors who have been wary of the effects that a hot economy can have on inflation. The Federal Reserve Board has shared this concern, raising interest rates five times since June 1999 in an attempt to slow the rate of growth.

During the fourth quarter of last year, concerns about the U.S. economy's growth helped propel interest rates upward. The yield on the 10-year Treasury bond, which has become a benchmark for the bond market, rose from 5.88% on September 30, 1999, to 6.79% on January 20, 2000 -- nearly a full percentage point. On average, interest rates for Treasury bonds of all maturities rose about half a percentage point during this period.

[GRAPHIC OMITTED: pie chart PORTFOLIO ALLOCATION (3/31/00)]

PORTFOLIO ALLOCATION (3/31/00)*

U.S. Treasury securities -- 0.5%

Cash and short-term investments -- 0.1%

Mortgage-backed securities -- 7.3%

Footnote reads:
*Based on total market value of assets. The allocation to mortgage-backed securities is primarily concentrated in bonds issued by the Government National Mortgage Association (GNMA). Allocations will vary over time.

The Treasury portion of your fund's portfolio, which had a longer average duration than those of its peers, was negatively affected by the sharp rise in interest rates. Duration is a measure of interest-rate sensitivity that factors in a bond's coupon and its maturity. When interest rates rise, a bond with a longer duration will experience a greater price decline than a bond with a shorter duration.

* FUND'S HOLDINGS OF MORTGAGE-BACKED SECURITIES HELPED PERFORMANCE AS
  RATES ROSE

A positive counterweight came from the portfolio's mortgage-backed securities (MBSs), which are Government National Mortgage Association
(GNMA) certificates. The fund's GNMA holdings, accounting for 99.4% of the market value of the fund's total assets at period's end, are mortgage pass-through securities. These securities provide investors with access to the interest and principal payments of a portfolio of housing loans.

GNMAs typically provide higher yields than Treasuries of similar maturities and are backed by the full faith and credit of the U.S. government. This backing assures the timely payment of interest and principal but does not protect the fund's principal, which will fluctuate. Compared to its peers, the fund was overweight in MBS holdings, which were relatively unaffected by the rate increases. This positioning helped the fund outperform during the final calendar quarter of last year.


[GRAPHIC OMITTED: worm chart YIELD CURVES AT 9/30/99 AND 3/31/00]

YIELD CURVES AT 9/30/99 AND 3/31/00

Date                            9/30/99        3/31/2000

3 mo.                           4.846%          5.886%

6 mo.                           4.958%          6.140%

1 yr.                           5.178%          6.239%

2 yr.                           5.600%          6.483%

5 yr.                           5.756%          6.320%

10 yr.                          5.877%          6.015%

30 yr.                          6.053%          5.873%

Source: Bloomberg, Inc.


* INVERSION OF YIELD CURVE SIGNIFICANT FIRST QUARTER EVENT

An important event in the first quarter of 2000 was an inversion in the yield curve, caused by rising short-term interest rates and a sharp decline in the yield on the 30-year Treasury bond. The Fed, in an attempt to slow economic growth, raised short-term interest rates three times during the period -- in November, early February, and March. Each increase amounted to 25 basis points, bringing the federal funds rate to 6.00% by March 31.

During this period, long-term interest rates declined primarily because of the federal government's buyback of 30-year Treasury bonds, the result of a decision to use the budget surplus to pay down federal debt. The increase in demand caused by these purchases pushed long-term prices up, bringing yields down. Intermediate-maturity bonds also benefited from this trend.

If this debt buyback had not occurred, we believe the yield curve would still be somewhat inverted but not as dramatically so. Historically an inverted yield curve has been viewed as a predictor of a slowing economy. Under such a scenario, investors buy longer-term bonds (pushing their yields down) under the assumption that the economy will slow, an event that could push yields lower still. In addition, an inverted yield curve has been viewed as a precursor to a stock market decline.


[GRAPHIC OMITTED: vertical bar chart AVERAGE EFFECTIVE MATURITY AND DURATION]

AVERAGE EFFECTIVE MATURITY AND DURATION

                                 3/31/99    9/30/99    3/31/00

Average effective maturity         7.1        8.8        8.2

Duration                           3.2        4.8        4.6

Footnote reads:
This chart depicts the fund's average effective maturity and duration at 6-month intervals over the 12 months ended 3/31/00. Average effective maturity and duration stated in years are derived from calculations that incorporate assumptions about prepayment rates and cash flow of mortgage-backed securities. Measures of effective maturity duration and the assumptions on which they are based will vary over time.


* OUTLOOK: MORE RATE INCREASES, SLOWER ECONOMY

Going into the second quarter, we will likely be more inclined to add to the fund's MBS weightings, since the recent widening of spreads has resulted in more attractive price levels. In fact, the spread between MBSs and Treasuries is near an all-time high, going back to the mid 1980s, when this market first became popular for investors. As the fund begins the second half of fiscal 2000, we are keeping the portfolio's overall duration neutral relative to its peers, since the immediate direction of interest rates at this point remains unclear.


"It was no surprise that this fund held up well in the face of rising interest rates in 1999. It also outperformed its intermediate-government peers in 1994 and 1996 -- both difficult markets for bonds. In each of those years, the fund benefited from its mortgage focus."

-- Morningstar, Inc., 3/1/00


We anticipate that the Fed will probably raise short-term interest rates at least two more times by the end of June 2000, which should help slow the growth of the economy and ease inflation fears. We believe it is possible for the economy to attain a soft landing from the blistering pace it has set in the past few quarters. In the near term, we may see interest rates rise a little, particularly if first-quarter growth is strong. However, we believe that the Fed tightening should start to have a slowing effect on the economy over the next six months and that toward the latter part of the year, rates may drop back down.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/00, there is no guarantee the fund will continue to hold these securities in the future. While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. The fund may invest in securities other than those issued or backed by the full faith and credit of the U.S. government.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam U.S. Government Income Trust is designed for investors seeking current income consistent with capital preservation. The fund primarily invests in securities backed by the full faith and credit of the U.S. government and in repurchase agreements and forward commitments with respect to these securities.


TOTAL RETURN FOR PERIODS ENDED 3/31/00

                       Class A           Class B           Class C            Class M
(inception dates)      (2/8/84)         (4/27/92)         (7/26/99)          (2/6/95)
                     NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
----------------------------------------------------------------------------------------
6 months            1.69%   -3.16%    1.31%   -3.61%    1.33%    0.34%    1.49%   -1.80%
----------------------------------------------------------------------------------------
1 year              1.85    -3.02     1.08    -3.70     1.03     0.08     1.58    -1.69
----------------------------------------------------------------------------------------
5 years            36.97    30.49    31.71    29.74    31.82    31.82    35.08    30.69
Annual average      6.49     5.47     5.66     5.34     5.68     5.68     6.20     5.50
----------------------------------------------------------------------------------------
10 years           92.89    83.80    78.61    78.61    78.84    78.84    87.72    81.63
Annual average      6.79     6.28     5.97     5.97     5.99     5.99     6.50     6.15
----------------------------------------------------------------------------------------
Life of fund      247.17   230.73   202.38   202.38   207.17   207.17   227.84   217.21
Annual average      8.02     7.69     7.10     7.10     7.20     7.20     7.63     7.41
----------------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/00

                               Lehman Bros.
                           Mortgage-Backed             Consumer
                          Securities Index          price index
---------------------------------------------------------------------
6 months                         1.77%                 2.03%
---------------------------------------------------------------------
1 year                           2.25                  3.69
---------------------------------------------------------------------
5 years                         41.39                 13.15
Annual average                   7.17                  2.50
---------------------------------------------------------------------
10 years                       114.08                 33.02
Annual average                   7.91                  2.89
---------------------------------------------------------------------
Life of fund                   350.27                 68.01
Annual average                   9.76                  3.26
---------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/00

                           Class A         Class B        Class C        Class M
---------------------------------------------------------------------------------------
Distributions (number)        6               6              6              6
---------------------------------------------------------------------------------------
Income                     $0.396          $0.349         $0.351         $0.381
---------------------------------------------------------------------------------------
Capital gains                 --              --             --            --
---------------------------------------------------------------------------------------
  Total                    $0.396          $0.349         $0.351         $0.381
---------------------------------------------------------------------------------------
Share value:                 NAV        POP       NAV       NAV       NAV       POP
---------------------------------------------------------------------------------------
9/30/99                    $12.57     $13.20    $12.51    $12.55    $12.55    $12.97
---------------------------------------------------------------------------------------
3/31/00                     12.38      13.00     12.32     12.36     12.35     12.76
---------------------------------------------------------------------------------------
Current return (end of period)
---------------------------------------------------------------------------------------
Current dividend rate1       6.40%      6.09%     5.65%     5.73%     6.22%     6.02%
---------------------------------------------------------------------------------------
Current 30-day SEC yield2    6.42       6.11      5.66      5.68      6.17      6.04
---------------------------------------------------------------------------------------
1 Income portion of most recent distribution, annualized and divided by
  NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Lehman Brothers Mortgage-Backed Securities Index is an unmanaged list of GNMA bonds. This index assumes reinvestment of all distributions and interest payments, does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. Securities indexes assume reinvestment of all distributions and interest payments, and the performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
March 31, 2000 (Unaudited)


U.S. GOVERNMENT AND AGENCY OBLIGATIONS (99.6%) (a)
PRINCIPAL AMOUNT                                                                                                       VALUE
U.S. Government Agency Mortgage Obligations (99.1%)
----------------------------------------------------------------------------------------------------------------------------
                        Government National Mortgage Association
                          Graduated Payment Mortgages
$               15,023    13 3/4s, November 20, 2014                                                        $         16,878
                80,684    13 1/4s, December 20, 2014                                                                  90,240
               108,799    12 3/4s, with due dates from June 20, 2014 to
                          June 20, 2015                                                                              121,412
               101,013    12 1/4s, with due dates from December 20, 2013 to
                          January 20, 2014                                                                           111,461
                        Government National Mortgage Association
                          Pass-Through Certificates
                37,755    16s, with due dates from October 15, 2011 to
                          November 15, 2011                                                                           45,506
               141,858    15s, with due dates from July 15, 2011 to
                          March 15, 2013                                                                             168,489
                93,037    14s, with due dates from July 15, 2014 to
                          December 20, 2014                                                                          107,154
               680,334    13 1/2s, with due dates from March 15, 2011 to
                          June 20, 2015                                                                              776,362
                 1,207    13 1/4s, October 15, 2014                                                                    1,359
               528,033    13s, with due dates from October 20, 2013 to
                          September 20, 2015                                                                         598,893
               257,393    12 3/4s, with due dates from October 15, 2013 to
                          July 15, 2014                                                                              289,163
               299,809    12 1/2s, with due dates from June 15, 2010 to
                          November 20, 2015                                                                          334,717
               380,696    12 1/4s, with due dates from August 15, 2013 to
                          May 15, 2015                                                                               422,925
               301,287    12s, with due dates from April 20, 2014 to
                          March 20, 2016                                                                             334,145
             1,352,806    11 1/2s, with due dates from May 15, 2010 to
                          September 15, 2018                                                                       1,499,450
               568,329    11 1/4s, with due dates from July 15, 2013 to
                          January 15, 2016                                                                           615,392
             1,390,089    11s, with due dates from July 15, 2000 to
                          June 20, 2019                                                                            1,509,962
               102,785    10 7/8s, February 15, 2010                                                                 111,063
               114,001    10 3/4s, with due dates from January 15, 2016 to
                          February 15, 2016                                                                          124,153
            11,671,803    10 1/2s, with due dates from April 15, 2010 to
                          September 15, 2021                                                                      12,726,109
               216,652    10 1/4s, with due dates from April 15, 2016 to
                          December 15, 2020                                                                          234,998
             1,013,412    10s, with due dates from October 15, 2009 to
                          January 20, 2021                                                                         1,090,966
            11,700,768    9 1/2s, with due dates from June 15, 2009 to
                          March 15, 2029                                                                          12,381,249
               517,588    9 1/4s, with due dates from April 15, 2016 to
                          November 15, 2019                                                                          536,998
            20,360,349    9s, with due dates from November 15, 2004 to
                          January 15, 2025                                                                        21,059,809
            86,408,763    8 1/2s, with due dates from May 15, 2001 to
                          March 15, 2027                                                                          88,985,092
               498,962    8s, December 15, 2029                                                                      504,576
           499,213,602    8s, with due dates from January 15, 2001 to
                          March 15, 2030                                                                         504,977,512
           339,921,848    7 1/2s, with due dates from March 15, 2001 to
                          October 15, 2027                                                                       338,112,728
           876,635,402    7s, with due dates from October 15, 2007 to
                          June 15, 2029                                                                          851,295,239
           769,860,631    6 1/2s, with due dates from May 15, 2024 to
                          July 15, 2029                                                                          726,506,421
           161,465,249    6s, with due dates from July 15, 2028 to
                          May 15, 2029                                                                           147,740,708
            29,465,744    5 1/2s, with due dates from November 15, 2013 to
                          May 15, 2017                                                                            27,094,581
                                                                                                            ----------------
                                                                                                               2,740,525,710

U.S. Treasury Obligations (0.5%)
----------------------------------------------------------------------------------------------------------------------------
                        U.S. Treasury Bonds
             8,520,000    6 1/8s, August 15, 2029                                                                  8,683,754
             6,610,000    5 1/4s, February 15, 2029                                                                5,927,319
                                                                                                            ----------------
                                                                                                                  14,611,073
                                                                                                            ----------------
                        Total U.S. Government and Agency Obligations
                          (cost $2,824,277,849)                                                             $  2,755,136,783

SHORT-TERM INVESTMENTS (0.1%) (a) (cost $3,492,000)
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
            $3,492,000  Interest in $754,202,000 joint repurchase agreement dated March 31, 2000, with Morgan (JP) Co. Inc.,
                          due April 3, 2000 with respect to various U.S.
                          Treasury obligations -- maturity value of $3,493,772
                          for an effective yield of 6.09%                                                   $      3,492,000
----------------------------------------------------------------------------------------------------------------------------
                        Total Investments (cost $2,827,769,849) (b)                                         $  2,758,628,783
----------------------------------------------------------------------------------------------------------------------------
(a) Percentages indicated are based on net assets of $2,766,949,173.

(b) The aggregate identified cost on a tax basis is $2,827,992,505, resulting in gross unrealized appreciation and depreciation of $20,698,806 and $90,062,528, respectively, or net unrealized depreciation of $69,363,722.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
March 31, 2000 (Unaudited)

Assets
----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,827,769,849) (Note 1)                                       $2,758,628,783
----------------------------------------------------------------------------------------------
Cash                                                                                 3,784,284
----------------------------------------------------------------------------------------------
Interest and other receivables                                                      16,924,152
----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               3,705,385
----------------------------------------------------------------------------------------------
Receivable for securities sold                                                      48,433,910
----------------------------------------------------------------------------------------------
Total assets                                                                     2,831,476,514

Liabilities
----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    50,241,063
----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           8,682,191
----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         3,105,265
----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                             389,909
----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                         129,350
----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             7,120
----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                               1,875,387
----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  97,056
----------------------------------------------------------------------------------------------
Total liabilities                                                                   64,527,341
----------------------------------------------------------------------------------------------
Net assets                                                                      $2,766,949,173

Represented by
----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $3,198,888,908
----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                           (1,626,669)
----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                             (361,172,000)
----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                         (69,141,066)
----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $2,766,949,173

Computation of net asset value and offering price
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,855,264,146 divided by 149,906,620 shares)                                          $12.38
----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $12.38)*                                 $13.00
----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($776,009,380 divided by 62,999,210 shares)**                                           $12.32
----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($4,134,673 divided by 334,440 shares)**                                                $12.36
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($104,729,132 divided by 8,478,076 shares)                                              $12.35
----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $12.35)*                                 $12.76
----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($26,811,842 divided by 2,167,710 shares)                                               $12.37
----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.




Statement of operations
Six months ended March 31, 2000 (Unaudited)

Interest income                                                                   $106,699,754
----------------------------------------------------------------------------------------------

Expenses:
----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     6,505,664
----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       2,144,653
----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                      49,211
----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                        14,453
----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                2,285,018
----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                4,652,890
----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   18,665
----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                  297,284
----------------------------------------------------------------------------------------------
Reports to shareholders                                                                129,120
----------------------------------------------------------------------------------------------
Auditing                                                                                30,565
----------------------------------------------------------------------------------------------
Legal                                                                                   23,260
----------------------------------------------------------------------------------------------
Postage                                                                                131,391
----------------------------------------------------------------------------------------------
Other                                                                                  160,766
----------------------------------------------------------------------------------------------
Total expenses                                                                      16,442,940
----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                            (259,002)
----------------------------------------------------------------------------------------------
Net expenses                                                                        16,183,938
----------------------------------------------------------------------------------------------
Net investment income                                                               90,515,816
----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                   (27,782,150)
----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                       (21,481,713)
----------------------------------------------------------------------------------------------
Net loss on investments                                                            (49,263,863)
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              $ 41,251,953
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                    Six months ended         Year ended
                                                                            March 31       September 30
                                                                                2000*              1999
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                 $   90,515,816     $  195,154,119
-------------------------------------------------------------------------------------------------------
Net realized loss on investments                                         (27,782,150)       (12,871,100)
-------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                               (21,481,713)      (167,916,152)
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                      41,251,953         14,366,867
-------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-------------------------------------------------------------------------------------------------------
From net investment income
   Class A                                                               (60,866,941)      (119,942,751)
-------------------------------------------------------------------------------------------------------
   Class B                                                               (26,583,240)       (64,865,717)
-------------------------------------------------------------------------------------------------------
   Class C                                                                  (103,986)            (8,889)
-------------------------------------------------------------------------------------------------------
   Class M                                                                (3,682,414)        (8,401,246)
-------------------------------------------------------------------------------------------------------
   Class Y                                                                  (905,904)        (1,171,979)
-------------------------------------------------------------------------------------------------------
From return of capital
   Class A                                                                        --         (7,313,013)
-------------------------------------------------------------------------------------------------------
   Class B                                                                        --         (3,954,919)
-------------------------------------------------------------------------------------------------------
   Class C                                                                        --               (542)
-------------------------------------------------------------------------------------------------------
   Class M                                                                        --           (512,231)
-------------------------------------------------------------------------------------------------------
   Class Y                                                                        --            (71,457)
-------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                       (415,214,528)      (210,594,609)
-------------------------------------------------------------------------------------------------------
Total decrease in net assets                                            (466,105,060)      (402,470,486)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                    3,233,054,233      3,635,524,719
-------------------------------------------------------------------------------------------------------
End of period (including distribution in excess of
$1,626,669 and $--, respectively)                                     $2,766,949,173     $3,233,054,233
-------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                          ended
Per-share                              March 31
operating performance               (Unaudited)                                Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $12.57         $13.28         $13.01         $12.63         $12.95         $12.37
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                       .39(c)         .76(c)         .81(c)         .85            .84(c)         .88
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 (.18)          (.66)           .29            .34           (.30)           .61
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       .21            .10           1.10           1.19            .54           1.49
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.40)          (.76)          (.80)          (.81)          (.81)          (.83)
--------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                            --             --           (.03)            --             --             --
--------------------------------------------------------------------------------------------------------------------------
From return of capital                       --           (.05)            --             --           (.05)          (.08)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.40)          (.81)          (.83)          (.81)          (.86)          (.91)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $12.38         $12.57         $13.28         $13.01         $12.63         $12.95
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                     1.69*          0.76           8.75           9.75           4.32          12.62
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $1,855,264     $1,986,980     $2,130,980     $2,147,326     $2,450,376     $2,903,016
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .43*           .85            .87            .89            .88            .90
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  3.14*          5.94           6.15           6.58           6.55           7.09
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    96.13*        123.04         294.74         125.80         138.97         195.45
--------------------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset arrangements (Note 2).

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





Financial highlights
(For a share outstanding throughout the period)

CLASS B
--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                          ended
Per-share                              March 31
operating performance               (Unaudited)                                Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $12.51         $13.22         $12.97         $12.59         $12.91         $12.33
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                       .35(c)         .67(c)         .70(c)         .75            .74(c)         .79
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 (.19)          (.67)           .28            .35           (.30)           .61
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       .16             --            .98           1.10            .44           1.40
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.35)          (.67)          (.71)          (.72)          (.72)          (.75)
--------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                            --             --           (.02)            --             --             --
--------------------------------------------------------------------------------------------------------------------------
From return of capital                       --           (.04)            --             --           (.04)          (.07)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.35)          (.71)          (.73)          (.72)          (.76)          (.82)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $12.32         $12.51         $13.22         $12.97         $12.59         $12.91
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                     1.31*          0.01           7.82           8.95           3.52          11.82
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $776,009     $1,082,048     $1,334,041     $1,291,901     $1,458,848     $1,643,923
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .81*          1.60           1.62           1.64           1.63           1.65
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  2.80*          5.18           5.42           5.83           5.80           6.33
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    96.13*        123.04         294.74         125.80         138.97         195.45
--------------------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset arrangements (Note 2).

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





Financial highlights
(For a share outstanding throughout the period)

CLASS C
--------------------------------------------------------------------------------------------------------------------------
                                                                                                 Six months        For the
                                                                                                      ended         period
Per-share                                                                                          March 31  July 26, 1999+
operating performance                                                                           (Unaudited)    to Sept. 30
--------------------------------------------------------------------------------------------------------------------------
                                                                                                       2000           1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                 $12.55         $12.54
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                                                              .35            .12
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                            (.19)           .02
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                  .16            .14
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                     (.35)          (.12)
--------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                       --             --
--------------------------------------------------------------------------------------------------------------------------
From return of capital                                                                                  --           (.01)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                   (.35)          (.13)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                       $12.36         $12.55
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                1.33*          1.12*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                      $4,135         $2,577
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                              .81*           .29*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                             2.76*           .99*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                               96.13*        123.04
--------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





Financial highlights
(For a share outstanding throughout the period)

CLASS M
--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                          ended                                                             For the period
Per-share                              March 31                                                              Feb. 6, 1995+
operating performance               (Unaudited)                        Year ended September 30                 to Sept. 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $12.55         $13.25         $13.00         $12.63         $12.96         $12.29
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                       .37(c)         .72(c)         .80(c)         .80            .82(c)         .61
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 (.19)          (.66)           .25            .35           (.32)           .66
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       .18            .06           1.05           1.15            .50           1.27
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.38)          (.72)          (.77)          (.78)          (.78)          (.55)
--------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                            --             --           (.03)            --             --             --
--------------------------------------------------------------------------------------------------------------------------
From return of capital                       --           (.04)            --             --           (.05)          (.05)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.38)          (.76)          (.80)          (.78)          (.83)          (.60)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $12.35         $12.55         $13.25         $13.00         $12.63         $12.96
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                     1.49*          0.56           8.38           9.39           3.99          10.54*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $104,729       $133,362       $163,076         $7,850         $6,116         $2,609
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .56*          1.10           1.12           1.14           1.14            .79*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  3.04*          5.68           5.91           6.32           6.37           4.14*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    96.13*        123.04         294.74         125.80         138.97         195.45
--------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





Financial highlights
(For a share outstanding throughout the period)

CLASS Y
--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                          ended
Per-share                              March 31
operating performance               (Unaudited)                                Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $12.56         $13.27         $13.01         $12.63         $12.98         $12.38
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                       .40(c)         .79(c)         .83(c)         .89(c)         .88(c)         .90
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 (.18)          (.66)           .29            .34           (.34)           .64
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       .22            .13           1.12           1.23            .54           1.54
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.41)          (.79)          (.83)          (.85)          (.84)          (.86)
--------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                            --             --           (.03)            --             --             --
--------------------------------------------------------------------------------------------------------------------------
From return of capital                       --           (.05)            --             --           (.05)          (.08)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.41)          (.84)          (.86)          (.85)          (.89)          (.94)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $12.37         $12.56         $13.27         $13.01         $12.63         $12.98
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                     1.83*          1.04           8.98          10.05           4.34          13.07
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $26,812        $28,087         $7,428         $6,061         $3,190        $43,196
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .31*           .60            .62            .64            .62            .65
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  3.28*          6.19           6.42           6.83           6.51           7.16
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    96.13*        123.04         294.74         125.80         138.97         195.45
--------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Notes to financial statements
March 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam U.S. Government Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund's investment objective is to seek as high a level of current income as is consistent with preservation of capital by investing exclusively in securities backed by the full faith and credit of the United States and in repurchase agreements and forward commitments with respect to those securities.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately 8 years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within 6 years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc. (Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis.

E) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.00% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 1999, the fund had a capital loss carryover of approximately $318,732,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
  $257,955,000    September 30, 2003
    51,884,000    September 30, 2004
     8,893,000    September 30, 2005

G) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. Capital gains distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.57% of the first $500 million, 0.475% of the next $500 million, 0.4275% of the next $500 million, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 2000, fund expenses were reduced by $259,002 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,765 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended March 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $114,377 and $10,511 from the sale of class A and class M shares, respectively, and received $782,709 and $6,909 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received $9,810 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended March 31, 2000, cost of purchases and proceeds from sales of U.S. government and agency obligations other than short-term investments aggregated $2,836,269,139 and $3,169,386, respectively.

Note 4
Capital shares

At March 31, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended March 31, 2000
-----------------------------------------------------------------------
Class A                                     Shares              Amount
-----------------------------------------------------------------------
Shares sold                             35,351,230        $435,626,194
-----------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            3,304,928          40,768,098
-----------------------------------------------------------------------
                                        38,656,158         476,394,292

Shares
repurchased                            (46,850,798)       (577,621,322)
-----------------------------------------------------------------------
Net decrease                            (8,194,640)      $(101,227,030)
-----------------------------------------------------------------------

                                          Year ended September 30, 1999
-----------------------------------------------------------------------
Class A                                     Shares              Amount
-----------------------------------------------------------------------
Shares sold                            124,382,231      $1,607,237,236
-----------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            6,596,261          84,621,722
-----------------------------------------------------------------------
                                       130,978,492       1,691,858,958

Shares
repurchased                           (133,370,823)     (1,723,451,565)
-----------------------------------------------------------------------
Net decrease                            (2,392,331)       $(31,592,607)
-----------------------------------------------------------------------

                                        Six months ended March 31, 2000
-----------------------------------------------------------------------
Class B                                     Shares              Amount
-----------------------------------------------------------------------
Shares sold                              6,102,888         $75,094,410
-----------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            1,543,936          18,982,647
-----------------------------------------------------------------------
                                         7,646,824          94,077,057

Shares
repurchased                            (31,136,425)       (382,311,647)
-----------------------------------------------------------------------
Net decrease                           (23,489,601)      $(288,234,590)
-----------------------------------------------------------------------

                                         Year ended September 30, 1999
-----------------------------------------------------------------------
Class B                                     Shares              Amount
-----------------------------------------------------------------------
Shares sold                             28,314,302        $364,737,287
-----------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            3,719,545          47,544,292
-----------------------------------------------------------------------
                                        32,033,847         412,281,579

Shares
repurchased                            (46,447,759)       (594,138,600)
-----------------------------------------------------------------------
Net decrease                           (14,413,912)      $(181,857,021)
-----------------------------------------------------------------------

                                       Six months ended March 31, 2000
-----------------------------------------------------------------------
Class C                                     Shares              Amount
-----------------------------------------------------------------------
Shares sold                                649,622          $8,059,657
-----------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                7,742              95,372
-----------------------------------------------------------------------
                                           657,364           8,155,029

Shares
repurchased                               (528,256)         (6,531,517)
-----------------------------------------------------------------------
Net increase                               129,108          $1,623,512
-----------------------------------------------------------------------

                                          For the period July 26, 1999
                                       (commencement of operations) to
                                                    September 30, 1999
-----------------------------------------------------------------------
Class C                                     Shares              Amount
-----------------------------------------------------------------------
Shares sold                                262,305          $3,277,862
-----------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  725               9,044
-----------------------------------------------------------------------
                                           263,030           3,286,906

Shares
repurchased                                (57,698)           (724,717)
-----------------------------------------------------------------------
Net increase                               205,332          $2,562,189
-----------------------------------------------------------------------

                                       Six months ended March 31, 2000
-----------------------------------------------------------------------
Class M                                     Shares              Amount
-----------------------------------------------------------------------
Shares sold                                778,317          $9,605,785
-----------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               36,198             445,922
-----------------------------------------------------------------------
                                           814,515          10,051,707

Shares
repurchased                             (2,965,737)        (36,593,856)
-----------------------------------------------------------------------
Net decrease                            (2,151,222)       $(26,542,149)
-----------------------------------------------------------------------

                                         Year ended September 30, 1999
-----------------------------------------------------------------------
Class M                                     Shares              Amount
-----------------------------------------------------------------------
Shares sold                              2,762,950         $35,720,161
-----------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               70,599             903,774
-----------------------------------------------------------------------
                                         2,833,549          36,623,935

Shares
repurchased                             (4,509,265)        (58,080,146)
-----------------------------------------------------------------------
Net decrease                            (1,675,716)       $(21,456,211)
-----------------------------------------------------------------------

                                       Six months ended March 31, 2000
-----------------------------------------------------------------------
Class Y                                     Shares              Amount
-----------------------------------------------------------------------
Shares sold                                760,352          $9,361,296
-----------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               73,333             903,997
-----------------------------------------------------------------------
                                           833,685          10,265,293

Shares
repurchased                               (901,877)        (11,099,564)
-----------------------------------------------------------------------
Net decrease                               (68,192)          $(834,271)
-----------------------------------------------------------------------

                                         Year ended September 30, 1999
-----------------------------------------------------------------------
Class Y                                     Shares              Amount
-----------------------------------------------------------------------
Shares sold                              2,505,436         $32,394,071
-----------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               97,645           1,243,436
-----------------------------------------------------------------------
                                         2,603,081          33,637,507

Shares
repurchased                               (926,842)        (11,888,466)
-----------------------------------------------------------------------
Net increase                             1,676,239         $21,749,041
-----------------------------------------------------------------------


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Michael Martino
Vice President and Fund Manager

Kevin M. Cronin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam U.S. Government Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com



SA038-60365  032/885/689/527  5/00


PUTNAM INVESTMENTS                                    [SCALE LOGO OMITTED]
--------------------------------------------------------------------------
Putnam U.S. Government Income Trust
Supplement to Semiannual Report dated March 31, 2000

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings.
Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A and B shares, which are discussed more extensively in the Semiannual Report.

FISCAL 2000 SEMIANNUAL RESULTS AT A GLANCE
--------------------------------------------------------------------------
2/8/84 to 3/31/00
Inception date to end of
annual fiscal period                  8.12%

9/30/99 to 3/31/00
Annual fiscal period                  1.83%
--------------------------------------------------------------------------
Share value                            NAV

2/8/84 (Inception date)              $14.29
9/30/99                              $12.56
3/31/00                              $12.37
--------------------------------------------------------------------------
Distributions           No.     Income      Capital gains        Total
                                             Short    Long
9/30/99 to 3/31/00       6      $0.412      $0.000   $0.000     $0.412
--------------------------------------------------------------------------

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full Semiannual Report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.